Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Frank Funds
Entity Central Index Key	0001281790
Document Period End Date	Dec. 31, 2024
INVESTOR CLASS
Shareholder Report [Line Items]
Fund Name	FRANK VALUE FUND
Class Name	INVESTOR CLASS
Trading Symbol	FRNKX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Frank Value Fund – Investor Class - FRNKX (the “Fund”) for the period July 1, 2024 to December 31, 2024.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frankfunds.com. You can also request this information by contacting us at 1-888-217-5426.
Additional Information Phone Number	1-888-217-5426
Additional Information Website	https://frankfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Frank Value Fund – Investor Class	$ 74	1.37%

*Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.37%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
Frank Value Fund – Investor Class	19.22%	11.34%	5.10%
Russell Mid Cap Value Index	13.07%	8.60%	8.10%

Net Assets	$ 22,070,584
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 97,108
Investment Company, Portfolio Turnover	49.26%
Additional Fund Statistics [Text Block]	FUND STATISTICS
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$22,070,584	24	49.26%	$97,108

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Viatris, Inc.	7.26%
2.	Expedia, Inc.	6.17%
3.	United Natural Foods, Inc.	5.09%
4.	Nintendo Co., Ltd.	5.04%
5.	Easterly Government Properties, Inc.	5.01%
6.	Molson Coors Beverage Co., Class B	4.89%
7.	Opera Ltd. (Norway)	4.74%
8.	Nexstar Media Group, Inc.	4.73%
9.	Civeo Corp.	4.69%
10.	NRG Energy, Inc.	4.60%
	Total % of Net Assets	52.23%

Updated Prospectus Phone Number	1-888-217-5426
Updated Prospectus Web Address	https://frankfunds.com
CLASS C
Shareholder Report [Line Items]
Fund Name	FRANK VALUE FUND
Class Name	CLASS C
Trading Symbol	FNKCX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Frank Value Fund - Class C - FNKCX (the “Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frankfunds.com. You can also request this information by contacting us at 1-888-217-5426.
Additional Information Phone Number	1-888-217-5426
Additional Information Website	https://frankfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Frank Value Fund – Class C	$ 114	2.12%

*Annualized

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.12%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
Frank Value Fund – Class C	18.30%	10.51%	4.32%
Russell Mid Cap Value Index	13.07%	8.60%	8.10%

Net Assets	$ 22,070,584
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 97,108
Investment Company, Portfolio Turnover	49.26%
Additional Fund Statistics [Text Block]	FUND STATISTICS
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$22,070,584	24	49.26%	$97,108

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Viatris, Inc.	7.26%
2.	Expedia, Inc.	6.17%
3.	United Natural Foods, Inc.	5.09%
4.	Nintendo Co., Ltd.	5.04%
5.	Easterly Government Properties, Inc.	5.01%
6.	Molson Coors Beverage Co., Class B	4.89%
7.	Opera Ltd. (Norway)	4.74%
8.	Nexstar Media Group, Inc.	4.73%
9.	Civeo Corp.	4.69%
10.	NRG Energy, Inc.	4.60%
	Total % of Net Assets	52.23%

Updated Prospectus Phone Number	1-888-217-5426
Updated Prospectus Web Address	https://frankfunds.com
INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	FRANK VALUE FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	FNKIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Frank Value Fund – Institutional Class - FNKIX (the “Fund”) for the period July 1, 2024 to December 31, 2024.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frankfunds.com. You can also request this information by contacting us at 1-888-217-5426.
Additional Information Phone Number	1-888-217-5426
Additional Information Website	https://frankfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Frank Value Fund – Institutional Class	$ 60	1.12%

*Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
Frank Value Fund – Institutional Class	19.45%	11.62%	5.37%
Russell Mid Cap Value Index	13.07%	8.60%	8.10%

Net Assets	$ 22,070,584
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 97,108
Investment Company, Portfolio Turnover	49.26%
Additional Fund Statistics [Text Block]	FUND STATISTICS
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$22,070,584	24	49.26%	$97,108

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Viatris, Inc.	7.26%
2.	Expedia, Inc.	6.17%
3.	United Natural Foods, Inc.	5.09%
4.	Nintendo Co., Ltd.	5.04%
5.	Easterly Government Properties, Inc.	5.01%
6.	Molson Coors Beverage Co., Class B	4.89%
7.	Opera Ltd. (Norway)	4.74%
8.	Nexstar Media Group, Inc.	4.73%
9.	Civeo Corp.	4.69%
10.	NRG Energy, Inc.	4.60%
	Total % of Net Assets	52.23%

Updated Prospectus Phone Number	1-888-217-5426
Updated Prospectus Web Address	https://frankfunds.com
West Hills Tactical Core Fund
Shareholder Report [Line Items]
Fund Name	WEST HILLS CORE FUND
Class Name	West Hills Core Fund
Trading Symbol	LEBOX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the West Hills Core Fund – LEBOX (the “Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://westhillscorefund.com/. You can also request this information by contacting us at 1-888-217-5426.
Additional Information Phone Number	1-888-217-5426
Additional Information Website	https://westhillscorefund.com/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

West Hills Core Fund	$110	2.14%

*Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.14%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
West Hills Core Fund	15.89%	10.10%	4.66%
S&P 500 Total Return Index	25.02%	14.51%	13.09%

Net Assets	$ 7,986,817
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ (7,260)
Investment Company, Portfolio Turnover	0.81%
Additional Fund Statistics [Text Block]	FUND STATISTICS
			ADVISOR
	PORTFOLIO	PORTFOLIO	REIMBURSED
NET ASSETS:	HOLDINGS:	TURNOVER:	THE FUND:
$7,986,817	4	0.81%	$ (7,260)

Holdings [Text Block]
Largest Holdings [Text Block]	top holdings
1.	SPDR S&P 500 ETF Trust	100.38%
2.	SPDR S&P 500 ETF Trust, January 17, 2025, Put @ $558.00	0.09%
3.	Morgan Stanley Institutional Liquidity Fund	0.06%
	Total % of Net Assets	100.53%

Material Fund Change [Text Block]

How has the fund changed

On November 26, 2024, the Board of Trustees determined that it is in the best interests of shareholders to liquidate the West Hills Core Fund, a series of the Trust, following a recommendation by the Fund's investment adviser, FCP. The Board has determined to liquidate the Fund with the liquidation payment to shareholders on January 3, 2025.

Updated Prospectus Phone Number	1-888-217-5426
Updated Prospectus Web Address	https://westhillscorefund.com/
Class A Shares
Shareholder Report [Line Items]
Fund Name	CAMELOT EVENT-DRIVEN FUND
Class Name	CLASS A
Trading Symbol	EVDAX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Camelot Event-Driven Fund – Class A - EVDAX (the “Fund”) for the period July 1, 2024 to December 31, 2024.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://cameloteventdrivenfund.com. You can also request this information by contacting us at 1-866-706-9790.
Additional Information Phone Number	1-866-706-9790
Additional Information Website	http://cameloteventdrivenfund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Camelot Event-Drive Fund – Class A	$100	1.96%

*Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.96%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Camelot Event Driven Fund - Class A (with load)	0.44%	9.19%	7.40%
Camelot Event Driven Fund - Class A (without load)	6.26%	10.42%	8.00%
HFRX Event-Driven Index	3.73%	1.03%	0.18%

Net Assets	$ 91,366,025,000,000
Holdings Count | Holdings	266
Advisory Fees Paid, Amount	$ 570,149
Investment Company, Portfolio Turnover	28.78%
Additional Fund Statistics [Text Block]	FUND STATISTICS
	PORTFOLIO	PORTFOLIO	ADVISORY FEES PAID BY FUND
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS):
$91,366,025	266	28.78%	$570,149

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Goldman Sachs Tr Financial Square Government Fund – Institutional Class	8.61%
2.	Colgate-Palmolive Co.	7.86%
3.	Humana, Inc.	5.56%
4.	Newmont Corp.	4.44%
5.	US Treasury Note, 4.50%, 11/15/2033	4.36%
6.	BioMarin Pharmaceutical, Inc.	4.35%
7.	Phillips 66 Co.	3.62%
8.	Johnson & Johnson	3.25%
9.	Crown Castle International Corp.	3.18%
10.	The J. M. Smucker Co.	3.01%
	Total % of Net Assets	48.24%

Updated Prospectus Phone Number	1-866-706-9790
Updated Prospectus Web Address	http://cameloteventdrivenfund.com
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	CAMELOT EVENT-DRIVEN FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	EVDIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Camelot Event-Drive Fund – Institutional Class - EVDIX (the “Fund”) for the period July 1, 2024 to December 31, 2024.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://cameloteventdrivenfund.com. You can also request this information by contacting us at 1-866-706-9790.
Additional Information Phone Number	1-866-706-9790
Additional Information Website	http://cameloteventdrivenfund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Camelot Event-Drive Fund – Institutional Class	$88	1.72%

*Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.72%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
Camelot Event Driven Fund - Institutional Class	6.55%	10.74%	8.30%
HFRX Event-Driven Index	3.73%	1.03%	0.18%

Net Assets	$ 91,366,025,000,000
Holdings Count | Holdings	266
Advisory Fees Paid, Amount	$ 570,149
Investment Company, Portfolio Turnover	28.78%
Additional Fund Statistics [Text Block]	FUND STATISTICS
	PORTFOLIO	PORTFOLIO	ADVISORY FEES PAID BY FUND
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS):
$91,366,025	266	28.78%	$570,149

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Goldman Sachs Tr Financial Square Government Fund – Institutional Class	8.61%
2.	Colgate-Palmolive Co.	7.86%
3.	Humana, Inc.	5.56%
4.	Newmont Corp.	4.44%
5.	US Treasury Note, 4.50%, 11/15/2033	4.36%
6.	BioMarin Pharmaceutical, Inc.	4.35%
7.	Phillips 66 Co.	3.62%
8.	Johnson & Johnson	3.25%
9.	Crown Castle International Corp.	3.18%
10.	The J. M. Smucker Co.	3.01%
	Total % of Net Assets	48.24%

Updated Prospectus Phone Number	1-866-706-9790
Updated Prospectus Web Address	http://cameloteventdrivenfund.com